SCHEDULE OF SHARE-BASED PAYMENT, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 18, 2020
Underlying value of ordinary shares				$ 8.712
Exercise price		$ 4.5
Term of the options (years)	7 years	7 years	7 years
Minimum [Member]
Underlying value of ordinary shares	$ 2.95	$ 5.00	$ 7.65
Exercise price	$ 3.0		$ 2.61
Expected volatility rate	37.39%
Risk-free interest rate	3.94%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			46.00%
Risk-free interest rate minimum		1.98%	0.78%
Maximum [Member]
Underlying value of ordinary shares	$ 5.00	$ 7.20	$ 10.35
Exercise price	$ 4.5		$ 7.2
Expected volatility rate	37.50%
Risk-free interest rate	4.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			49.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		40.00%
Risk-free interest rate maximum		3.95%	1.51%